SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - R&D, etc. (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 29, 2020 USD ($)	Oct. 31, 2019 USD ($)	Dec. 31, 2021 USD ($) segment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Research and development expense from funding via promissory note receivable	$ 500	$ 1,000	$ 1,500
Promissory note interest rate			6.00%
Dividend yield			0.00%
Unrecognized tax benefits			$ 0
Interest and penalties			$ 0
Number of operating segments | segment			1